UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

	Shares		Value
		COMMON STOCKS - 98.05%
		AEROSPACE/DEFENSE - 1.03%
	20,100	Rockwell Collins, Inc.	$ 1,148,715

		AGRICULTURE - 1.65%
	19,200	Bunge Ltd.	1,668,096
	3,100	UST, Inc.	169,012
			1,837,108
		AIRLINES - 1.29%
	23,500	Continental Airlines, Inc. *	451,905
	79,300	Southwest Airlines Co.	983,320
			1,435,225
		APPAREL - 0.17%
	2,500	V.F. Corp.	193,775

		AUTO PARTS & EQUIPMENT - 0.54%
	23,500	Goodyear Tire & Rubber Co. *	606,300

		BANKS - 2.98%
	11,100	Bank of Hawaii Corp.	550,116
	7,100	Comerica, Inc.	249,068
	12,100	Cullen Frost Bankers, Inc.	641,784
	24,100	Northern Trust Corp.	1,601,927
	1	Wachovia Corp.	27
	9,900	Webster Financial Corp.	275,913
			3,318,835
		BEVERAGES - 0.61%
	11,900	Coca-Cola Enterprises, Inc.	287,980
	11,600	Pepsi Bottling Group, Inc.	393,356
			681,336
		BIOTECHNOLOGY - 1.01%
	13,200	Invitrogen Corp. *	1,128,204

		BUILDING MATERIALS - 0.21%
	6,500	Armstrong World Industries *	231,790

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

	Shares		Value
		CHEMICALS - 3.31%
	45,600	Celanese Corp.	$ 1,780,680
	4,800	Eastman Chemical Co.	299,760
	3,500	Lubrizol Corp.	194,285
	13,700	Mosaic Co. *	1,405,620
			3,680,345
		COMMERCIAL SERVICES - 3.89%
	28,000	Apollo Group, Inc. *	1,209,600
	42,100	Hewitt Associates, Inc., Cl. A *	1,674,317
	14,600	ITT Educational Services, Inc. *	670,578
	3,500	Mastercard, Inc.	780,465
			4,334,960
		COMPUTERS - 3.74%
	12,100	Affiliated Computer Services, Inc. *	606,331
	15,100	Computer Sciences Corp. *	615,929
	18,500	Lexmark International, Inc. *	568,320
	29,200	Synopsys, Inc. *	663,132
	63,300	Western Digital Corp. *	1,711,632
			4,165,344
		DISTRIBUTION - 1.31%
	42,000	Ingram Micro, Inc. *	664,860
	24,300	Tech Data Corp. *	797,040
			1,461,900
		DIVERSIFIED FINANCIAL SERVICES - 2.88%
	2,000	Blackrock, Inc.	408,360
	25,400	Federated Investors, Inc.	994,664
	23,000	GLG Partners, Inc. *	273,010
	31,000	Invesco Ltd.	755,160
	17,200	Janus Capital Group, Inc.	400,244
	16,100	Raymond James Financial, Inc.	369,978
			3,201,416

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

	Shares		Value
		ELECTRIC - 5.72%
	8,700	Alliant Energy Corp.	$ 304,587
	22,200	CMS Energy Corp.	300,588
	25,100	Constellation Energy Group, Inc.	2,215,577
	23,000	Edison International	1,127,460
	13,100	MDU Resources Group, Inc.	321,605
	13,300	Mirant Corp. *	483,987
	49,400	Reliant Energy, Inc. *	1,168,310
	10,100	Wisconsin Energy Corp.	444,299
			6,366,413
		ELECTRONICS - 1.61%
	34,800	Applera Corp.	1,143,528
	11,500	Avnet, Inc. *	376,395
	169,500	Sanmina - SCI Corp. *	274,590
			1,794,513
		ENGINEERING & CONSTRUCTION - 4.42%
	15,600	Flour Corp.	2,202,096
	7,300	Foster Wheeler Ltd. *	413,326
	15,600	KBR, Inc.	432,588
	33,800	McDermott International, Inc. *	1,852,916
	700	URS Corp. *	22,883
			4,923,809
		ENTERTAINMENT - 1.86%
	15,400	DreamWorks Animation SKG, Inc.	397,012
	86,800	Regal Entertainment Group	1,674,372
			2,071,384
		FOOD - 1.95%
	16,800	Hormel Foods Corp.	699,888
	50,000	Kroger Co.	1,270,000
	12,700	Tyson Foods, Inc., Cl. A	202,565
			2,172,453
		GAS - 1.73%
	30,900	Energen Corp.	1,925,070

		HEALTHCARE - PRODUCTS - 2.08%
	4,500	Intuitive Surgical, Inc. *	1,459,575
	12,600	Kinetic Concepts, Inc. *	582,498
	4,000	Techne Corp. *	269,440
			2,311,513
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

	Shares		Value
		HEALTHCARE - SERVICES - 1.23%
	600	Coventry Health Care, Inc. *	$ 24,210
	29,900	Humana, Inc. *	1,341,314
			1,365,524
		HOME BUILDERS - 0.69%
	1,000	NVR, Inc. *	601,780
	5,400	Thor Industries	160,758
			762,538
		INSURANCE - 5.56%
	22,100	Arch Capital Group Ltd. *	1,517,607
	41,200	Axis Capital Holdings Ltd.	1,399,976
	17,000	Cigna Corp.	689,690
	7,300	Everest Re Group Ltd.	653,569
	23,600	PartnerRe Ltd.	1,800,680
	4,400	XL Capital Ltd., Cl. A	130,020
			6,191,542
		INTERNET - 0.86%
	29,443	Expedia, Inc. *	644,507
	14,100	HLTH Corp. *	134,514
	5,500	McAfee, Inc. *	181,995
			961,016
		IRON/STEEL - 1.66%
	33,900	AK Steel Holding Corp.	1,844,838

		LODGING - 1.04%
	23,900	Boyd Gaming Corp.	478,000
	19,900	Choice Hotels International, Inc.	678,789
			1,156,789
		MACHINERY - 4.72%
	27,000	AGCO Corp. *	1,616,760
	33,400	Cummins, Inc.	1,563,788
	6,400	Flowserve Corp.	668,032
	9,100	Manitowoc Co., Inc.	371,280
	18,000	Rockwell Automation, Inc.	1,033,560
			5,253,420
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

	Shares		Value
		MEDIA - 1.22%
	11,600	Discovery Holding Co., Cl. A *	$ 246,152
	27,200	Gannett Co., Inc.	790,160
	3,000	Liberty Media Corp. - Capital *	47,220
	12,000	Liberty Media Corp. - Entertainment *	271,680
			1,355,212
		MINING - 0.59%
	6,300	Southern Copper Corp.	654,129

		MISCELLANEOUS MANUFACTURING - 0.78%
	7,800	Ingersoll-Rand Co. Ltd.	347,724
	3,600	SPX Corp.	377,640
	3,100	Teleflex, Inc.	147,901
			873,265
		OFFICE FURNSHINGS - 0.19%
	18,900	Steelcase, Inc., Cl. A	209,034

		OIL & GAS - 4.72%
	20,425	Cimarex Energy Co.	1,118,065
	16,600	ENSCO International, Inc.	1,039,492
	4,500	Hess Corp.	396,810
	9,000	Murphy Oil Corp.	739,260
	23,600	Noble Energy, Inc.	1,718,080
	4,700	Sunoco, Inc.	246,609
			5,258,316
		OIL & GAS SERVICES- 1.78%
	12,600	FMC Technologies, Inc. *	716,814
	16,700	Global Industries Ltd. *	268,703
	17,100	National Oilwell Varco, Inc. *	998,298
			1,983,815
		PACKAGING & CONTAINERS - 1.67%
	32,900	Owens-Illinois, Inc. *	1,856,547

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

	Shares		Value
		PHARMACEUTICALS - 4.06%
	28,800	AmerisourceBergen Corp.	$ 1,180,224
	19,900	Express Scripts, Inc., CL. A *	1,279,968
	4,900	Forest Laboratories, Inc. *	196,049
	39,300	Herbalife Ltd.	1,866,750
			4,522,991
		PIPELINES - 0.45%
	30,000	El Paso Corp.	499,200

		REITS - 5.65%
	27,500	AMB Property Corp.	1,496,550
	50,600	Annaly Capital Management, Inc.	775,192
	31,300	Hospitality Properties Trust	1,064,826
	14,700	Host Hotels & Resorts, Inc.	234,024
	207,800	HRPT Properties Trust	1,398,494
	7,300	Prologis	429,678
	20,500	Rayonier, Inc.	890,520
			6,289,284
		RETAIL - 7.02%
	8,800	Autozone, Inc. *	1,001,704
	30,100	Barnes & Noble, Inc.	922,565
	18,800	BJ's Wholesale Club, Inc. *	670,972
	35,200	Burger King Holdings, Inc.	973,632
	7,500	Family Dollar Stores, Inc.	146,250
	25,100	Jones Apparel Group, Inc.	336,842
	37,100	RadioShack Corp.	602,875
	1	Sears Holdings Corp. *	102
	46,500	TJX Cos, Inc.	1,537,755
	43,700	Yum! Brands, Inc.	1,626,077
			7,818,774
		SEMICONDUCTORS - 3.10%
	43,000	Intersil Corp., CL. A	1,103,810
	16,100	MEMC Electronic Materials, Inc. *	1,141,490
	60,650	Nvidia Corp. *	1,200,264
			3,445,564

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

	Shares		Value
		SOFTWARE - 1.72%
	7,900	BMC Software, Inc. *	$ 215,749
	41,200	Activision, Inc. *	1,339,824
	57,000	Novell, Inc. *	358,530
			1,914,103
		TELECOMMUNICATIONS - 3.25%
	33,900	ADC Telecommunications, Inc. *	409,512
	29,000	CenturyTel, Inc.	963,960
	26,800	Juniper Networks, Inc. *	670,000
	34,200	Telephone & Data Systems, Inc.	1,343,034
	4,200	US Cellular Corp. *	231,000
			3,617,506
		TRANSPORTATION - 2.10%
	19,100	CSX Corp.	1,070,937
	9,600	Frontline Ltd.	441,792
	15,000	Tidewater, Inc.	826,650
			2,339,379

		TOTAL COMMON STOCKS (Cost $119,331,561)	109,163,194

		SHORT-TERM INVESTMENTS - 2.10%
	2,338,743	Janus Institutional Money Market 3.40%, (cost $ 2,338,743) (a)	$ 2,338,743

		TOTAL INVESTMENTS - 100.15% (Cost $121,670,304) (b)	$ 111,501,937
		LIABILITIES LESS OTHER ASSETS - (.15%)	(164,483)
		NET ASSETS - 100.00%	$ 111,337,454

(a)	Variable rate security; the money market rate shown represents the rate at March 31, 2008
(b)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 4,070,358
		Unrealized depreciation	(14,238,725)
		Net unrealized depreciation	$ (10,168,367)
	Cost for federal tax purposes is substantially the same.
*	Non-Income producing security.

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of March 31, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments *
Level 1 - Quoted Prices	$ 111,501,937	$ -
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 111,501,937	$ -
* Other financial instruments include futures, forwards and swap contracts

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

Shares				Value
	COMMON STOCKS - 65.62%
	ADVERTISING - 0.31%
2,200	Omnicom Group, Inc.			$ 97,196

	AEROSPACE/DEFENSE - 1.74%
1,200	Boeing Co.			89,244
2,400	Lockheed Martin Corp.			238,320
1,000	Northrop Grumman Corp.			77,810
2,100	Raytheon Co.			135,681
				541,055
	AGRICULTURE - 1.59%
3,410	Altria Group, Inc.			75,702
2,200	Archer-Daniels Midland Co.			90,552
1,800	Bunge Ltd.			156,384
3,410	Philip Morris Intl., Inc. *			172,478
				495,116
	AIRLINES - 0.24%
2,200	Continental Airlines, Inc., Cl. B *			42,306
3,700	Northwest Airlines Corp. *			33,263
				75,569
	APPAREL - 0.50%
2,300	Nike, Inc., Cl. B			156,400

	AUTO PARKS & EQUIPMENT - 0.17%
2,000	Goodyear Tire & Rubber Co. *			51,600

	BANKS - 2.10%
4,900	Bank of America Corp.			185,759
1,800	BB&T Corp.			57,708
2,200	Northern Trust Corp.			146,234
1,100	State Street Corp.			86,900
600	SunTrust Banks, Inc.			33,084
2,800	U.S. Bancorp			90,608
1,800	Wells Fargo & Co.			52,380
				652,673

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

Shares				Value
	BEVERAGES - 1.40%
1,300	Coca-Cola Co.			$ 79,131
1,200	Coca-Cola Enterprises, Inc.			29,040
800	Molson Coors Brewing Co.			42,056
3,960	PepsiCo, Inc.			285,912
				436,139
	BIOTECHNOLOGY - 0.97%
500	Biogen Idec, Inc. *			30,845
300	Genentech, Inc. *			24,354
2,900	Invitrogen Corp. *			247,863
				303,062
	CHEMICALS - 1.16%
6,800	Celanese Corp.			265,540
1,200	Lubrizol Corp.			66,612
300	Mosaic Co. *			30,780
				362,932
	COAL - 0.18%
1,500	Massey Energy Co.			54,750

	COMMERCIAL SERVICES - 2.63%
10,800	Accenture Ltd.			379,836
1,400	Apollo Group, Inc. *			60,480
3,100	Hewitt Associates, Inc., Cl. A *			123,287
1,100	ITT Educational Services, Inc. *			50,523
900	Manpower, Inc.			50,634
700	Mastercard, Inc., Cl. A			156,093
				820,853
	COMPUTERS - 2.94%
2,700	Apple, Inc. *			387,450
8,388	Hewlett-Packard Co.			382,996
2,000	Lexmark Intl., Inc. *			61,440
3,100	Western Digital Corp. *			83,824
				915,710
	COSMETICS - 1.48%
4,200	Avon Products, Inc.			166,068
2,000	Colgate-Palmolive Co.			155,820
1,965	Procter & Gamble Co.			137,688
				459,576

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

Shares				Value
	DISTRIBUTION - 0.44%
3,800	Ingram Micro, Inc. *			$ 60,154
2,300	Tech Data Corp. *			75,440
				135,594
	DIVERSIFIED FINANCIAL SERVICES - 4.47%
7,832	Citigroup, Inc.			167,761
5,400	Charles Schwab Corp.			101,682
1,700	Discover Financial Services *			27,829
1,300	Freddie Mac			32,916
1,400	Goldman Sachs Group, Inc.			231,546
2,200	Invesco, Ltd.			53,592
2,400	Janus Capital Group, Inc.			55,848
12,540	JPMorgan Chase & Co.			538,593
4,000	Morgan Stanley			182,800
				1,392,567
	ELECTRIC - 2.29%
3,100	Constellation Energy Group, Inc.			273,637
800	Dominion Resources, Inc.			32,672
4,900	Edison International			240,198
3,800	Northeast Utilities			93,252
3,100	Reliant Energy, Inc. *			73,315
				713,074
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.74%
4,500	Emerson Electric Co.			231,570

	ELECTRONICS - 0.22%
42,100	Sanmina-SCI Corp. *			68,202

	ENGINEERING & CONSTRUCTION - 1.60%
1,500	Fluor Corp.			211,740
5,200	McDermott International, Inc. *			285,064
				496,804
	ENTERTAINMENT - 0.22%
3,600	Regal Entertainment Group			69,444

	FOOD - 0.95%
11,700	Kroger Co.			297,180

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

Shares				Value
	GAS - 0.31%
1,600	Atmos Energy Corp.			$ 40,800
900	Energen Corp.			56,070
				96,870
	HEALTHCARE - PRODUCTS - 2.83%
7,300	Baxter International, Inc.			422,086
700	Intuitive Surgical, Inc. *			227,045
3,580	Johnson & Johnson			232,235
				881,366
	HEALTHCARE - SERVICES - 0.68%
3,300	Aetna, Inc.			138,897
1,600	Humana, Inc. *			71,776
				210,673
	INSURANCE - 3.41%
3,000	Allstate Corp.			144,180
1,800	Chubb Corp.			89,064
3,100	Cigna Corp.			125,767
800	Endurance Specialty Holdings Ltd.			29,280
400	Everest Re Group Ltd.			35,812
2,300	Loews Corp.			92,506
600	PartnerRe Ltd.			45,780
2,100	Safeco Corp.			92,148
7,700	Travelers Cos., Inc.			368,445
1,300	XL Capital Ltd., Cl. A			38,415
				1,061,397
	INTERNET - 0.49%
1,800	Expedia, Inc. *			39,402
3,500	Symantec Corp. *			58,170
1,900	Yahoo!, Inc. *			54,967
				152,539
	IRON/STEEL - 0.84%
4,800	AK Steel Holding Corp. *			261,216

	MACHINERY - 1.82%
4,000	AGCO Corp. *			239,520
4,900	Cummins, Inc.			229,418
1,700	Rockwell Automation, Inc.			97,614
				566,552

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

Shares				Value
	MEDIA - 1.58%
6,800	CBS Corp.			$ 150,144
10,900	Walt Disney Co.			342,042
				492,186
	MINING - 0.23%
700	Southern Copper Corp.			72,681

	MISCELLANEOUS MANUFACTURING - 1.70%
3,300	General Electric Co.			122,133
5,300	Honeywell International, Inc.			299,026
600	SPX Corp.			62,940
1,000	Tyco Intl., Ltd.			44,050
				528,149
	OIL & GAS - 6.29%
700	Apache Corp.			84,574
6,400	Chevron Corp.			546,304
2,000	ConocoPhillips			152,420
700	Devon Energy Corp.			73,031
700	ENSCO International, Inc.			43,834
7,640	Exxon Mobil Corp.			646,191
1,900	Murphy Oil Corp.			156,066
1,900	Noble Energy, Inc.			138,320
2,400	Valero Energy Corp.			117,864
				1,958,604
	OIL & GAS SERVICES - 0.54%
800	FMC Technologies, Inc. *			45,512
2,100	National Oilwell Varco, Inc. *			122,598
				168,110
	PACKAGING & CONTAINERS - 0.67%
3,700	Owens-Illinois, Inc. *			208,791

	PHARMACEUTICALS - 2.71%
4,500	AmerisourceBergen Corp.			184,410
600	Herbalife, Ltd.			28,500
1,702	Medco Health Solutions, Inc. *			74,531
1,100	Merck & Co., Inc.			41,745
24,540	Pfizer, Inc.			513,622
				842,808

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

Shares				Value
	REITS - 1.42%
9,100	Annaly Mortgage Management			$ 139,412
2,400	Hospitality Properties Trust			81,648
10,200	HRPT Properties Trust			68,646
2,100	Prologis			123,606
800	Weingarten Realty Investors			27,552
				440,864
	RETAIL - 3.76%
900	Barnes & Nobles, Inc.			27,585
1,500	Best Buy Co., Inc.			62,190
2,600	Big Lots, Inc. *			57,980
3,300	Costco Wholesale Corp.			214,401
5,000	McDonald's Corp.			278,850
8,300	TJX Cos., Inc.			274,481
3,100	Wal-Mart Store, Inc.			163,308
2,500	Yum! Brands, Inc.			93,025
				1,171,820
	SEMICONDUCTORS - 1.25%
8,500	Intel Corp.			180,030
1,100	MEMC Electronic Materials, Inc. *			77,990
1,300	Nvidia Corp. *			25,727
3,700	Texas Instruments, Inc.			104,599
				388,346
	SOFTWARE - 2.03%
4,400	BMC Software, Inc. *			143,088
17,240	Microsoft Corp.			489,271
				632,359
	TELECOMMUNICATIONS - 3.78%
10,800	ADC Telecommunications, Inc. *			130,464
7,622	AT&T, Inc.			291,923
1,000	Ciena Corp. *			30,830
2,070	Cisco Systems, Inc. *			49,866
7,500	JDS Uniphase Corp. *			100,425
5,300	Juniper Networks, Inc. *			132,500
1,700	Telephone & Data Systems, Inc.			66,759
10,300	Verizon Communications, Inc.			375,435
				1,178,202
JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)

Shares				Value
	TRANSPORTATION - 0.94%
1,900	CSX Corp.			$ 106,533
1,200	Frontline, Ltd.			55,224
2,400	Tidewater, Inc.			132,264
				294,021

	TOTAL COMMON STOCKS (Cost $22,152,374)			20,434,620

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 34.19%
	AEROSPACE/DEFENSE - 0.30%
80,000	Lockheed Martin Corp.	7.650	5/1/16	92,810

	AGRICULTURE- 0.18%
55,000	Archer-Daniels Midland Co.	5.450	3/15/18	55,650

	BANKS - 0.59%
30,000	Bank of America Corp.	5.750	12/1/17	30,527
100,000	US Bank NA/Cincinnati OH	4.950	10/30/14	100,473
50,000	Wachovia Corp.	5.300	10/15/11	52,015
				183,015
	CHEMICALS - 0.18%
55,000	El Du Pont de Nemours & Co.	5.000	1/15/13	57,402

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.48%
203,480	Bear Stearns Commercial Mortgage Securities	4.000	3/13/40	196,549
264,942	Ge Capital Commercial Mortgage Corp.	4.970	8/11/36	262,893
				459,442
	COMPUTERS - 0.36%
35,000	Hewlett Packard Co.	4.500	3/1/13	35,681
75,000	International Business Machines Corp.	4.750	11/29/12	76,673
				112,354
JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.81%
75,000	General Electric Capital Corp.	5.875	2/15/12	$ 80,687
30,000	General Electric Capital Corp.	6.750	3/15/32	32,198
55,000	Goldman Sachs Group, Inc.	5.950	1/18/18	54,456
80,000	JP Morgan Chase & Co.	6.000	1/15/18	83,771
				251,112
	DIVERSIFIED MANUFACTURING - 0.22%
70,000	Honeywell Intl., Inc.	4.250	3/1/13	69,766

	ELECTRIC - 0.90%
110,000	Consolidated Edison Co. of New York, Inc.	5.375	12/15/15	114,067
60,000	Exelon Generation Co., LLC	6.200	10/1/17	62,915
100,000	Florida Power & Light Co.	4.850	2/1/13	102,134
				279,116
	FOOD - 0.40%
30,000	Kellogg Co.	7.450	4/1/31	34,540
55,000	Kroger Co.	6.750	4/15/12	59,580
30,000	Kroger Co.	5.000	4/15/13	30,148
				124,268
	HOUSEHOLD PRODUCTS - 0.17%
50,000	Kimberly-Clark Corp.	6.125	8/1/17	54,417

	INSURANCE - 1.20%
125,000	Allstate Corp.	7.200	12/1/09	132,041
50,000	American International Group, Inc.	6.250	5/1/36	49,550
135,000	Berkshire Hathaway Finance Corp.	4.850	1/15/15	137,135
55,000	Travelers Cos., Inc.	5.375	6/15/12	55,586
				374,312
	PHARMACEUTICALS - 0.67%
61,000	Abbott Laboratories	5.875	5/15/16	66,110
90,000	Merck & Co., Inc.	4.750	3/1/15	91,872
50,000	Wyeth	5.500	3/15/13	52,156
				210,138
	PIPELINES - 0.17%
55,000	TransCanada Pipelines, Ltd.	4.875	1/15/15	53,663

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	RETAIL - 0.28%
55,000	McDonald's Corp.	4.300	3/1/13	$ 55,885
30,000	Wal Mart Stores, Inc.	6.500	8/15/37	32,038
				87,923
	TELECOMMUNICATIONS - 0.60%
55,000	AT&T, Inc.	5.100	9/15/14	55,388
100,000	Bellsouth Capital Funding Corp.	7.750	2/15/10	106,847
25,000	Verizon Communications, Inc.	6.400	2/15/38	24,419
				186,654
	TRANSPORTATION - 0.14%
40,000	Burlington Northern Santa Fe Corp.	5.900	7/1/12	42,079

	US GOVERNMENT - 4.35%
125,000	United States Treasury Bond	6.125	11/15/2027	155,763
300,000	United States Treasury Note	4.625	11/15/2016	331,125
789,000	United States Treasury Note	4.750	8/15/2017	867,455
				1,354,343
	US GOVERNMENT AGENCIES - 2.99%
425,000	Federal Home Loan Mortgage Corp.	4.375	9/15/2012	447,504
450,000	Federal Home Loan Mortgage Corp.	5.125	11/17/2017	484,853
				932,357
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 18.20%
313,838	Federal National Mortgage Association	4.000	5/1/14-2/1/22	313,964
489,185	Federal National Mortgage Association	4.500	11/1/19-9/1/35	480,035
1,010,774	Federal National Mortgage Association	5.000	2/1/36	1,003,036
1,464,762	Federal National Mortgage Association	5.500	2/1/12-2/1/37	1,482,053
1,136,400	Federal National Mortgage Association	6.000	3/1/37-8/1/37	1,165,576
454,254	Federal National Mortgage Association	6.500	3/1/37	470,957
2,660	Federal National Mortgage Association	7.000	6/1/29	2,792
71,392	Federal National Mortgage Association REMICS	5.000	12/15/23	72,552
206,667	Federal National Mortgage Association Reference REMIC	4.375	4/15/15	209,783
161,365	Federal National Mortgage Association Reference REMIC	5.875	5/15/16	163,546
187,857	Federal Home Loan Mortgage Corp.	5.000	12/1/20	190,176
111,070	Federal Home Loan Mortgage Corp.	5.500	9/1/36	112,406
				5,666,876

	TOTAL NOTES & BONDS (Cost $10,433,942)			10,647,697

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2008 (unaudited)
	Shares		Value
SHORT-TERM INVESTMENTS - 0.54%
	167,924	Janus Institutional Money Market 3.40%, (Cost $ 167,924) (a)	$ 167,924

	TOTAL INVESTMENTS - 100.35% (Cost $32,754,240) (b)		$ 31,250,241
	LIABILITIES LESS OTHER ASSETS - (.35%)		(110,387)
	NET ASSETS - 100.0%		$ 31,139,854

(a)	Variable rate security; the money market rate shown represents the rate at March 31, 2008
(b)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 903,344
	Unrealized depreciation		(2,407,343)
	Net unrealized depreciation		$ (1,503,999)
Cost for federal tax purposes is substantially the same.
*	Non-Income producing security.

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of March 31, 2008

Valuation Inputs		Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices		$ 20,602,544	$ -
Level 2 - Other Significant Observable Inputs		10,647,697	-
Level 3 - Significant Unobservable Inputs		-	-
	TOTAL	$ 31,250,241	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/28/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/28/08